Revenue From Contracts With Customers - Summary of transfer of goods and services over time and at a point in time (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 3,552	£ 3,674	£ 3,841
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,055	1,087	1,266
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,911	1,866	1,658
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	586	721	917
Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	429	457	626
Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	200	208	188
Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35	35	29
Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	626	630	640
Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,711	1,658	1,470
Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	551	686	888
Assessments And Qualifications [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,591	1,559	1,444
Assessments And Qualifications [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	73	77	85
Assessments And Qualifications [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,518	1,482	1,359
Assessments And Qualifications [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56	57	64
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	184	198	169
Assessments And Qualifications [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17	20	21
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,334	1,284	1,190
Assessments And Qualifications [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	489	616	820
Virtual Learning [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	489	616	820
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Virtual Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	489	616	820
English Language Learning [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	420	415	321
English Language Learning [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	155	150	135
English Language Learning [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	209	209	143
English Language Learning [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	56	56	43
English Language Learning [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	142	135	110
English Language Learning [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	11	5	5
English Language Learning [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	35	35	29
English Language Learning [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13	15	25
English Language Learning [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	198	204	138
English Language Learning [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21	21	14
Workforce Skills [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	226	220	204
Workforce Skills [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	2	2
Workforce Skills [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	184	175	156
Workforce Skills [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41	43	46
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1	2	2
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	5	14
Workforce Skills [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Workforce Skills [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Workforce Skills [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	179	170	142
Workforce Skills [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41	43	46
Higher Education [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	826	855	898
Higher Education [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	826	849	890
Higher Education [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	6	8
Higher Education [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	230	254	302
Higher Education [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	596	595	588
Higher Education [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Higher Education [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	6	8
Strategic Review [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	9	154
Strategic Review [Member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	9	154
Strategic Review [Member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Goods or services transferred at point in time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	9	148
Strategic Review [Member] | Goods or services transferred at point in time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Goods or services transferred at point in time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Goods or services transferred over time [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	6
Strategic Review [Member] | Goods or services transferred over time [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0	0	0
Strategic Review [Member] | Goods or services transferred over time [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 0	£ 0	£ 0